                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                                                                File No. 2-60770
                                                              File No. 811-02806


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

     Pre-Effective Amendment No. ____

     Post-Effective Amendment No.  45                                      [X]
                                 ------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

     Amendment No.  45
                   -----

                           DELAWARE GROUP CASH RESERVE
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

  1818 Market Street, Philadelphia, Pennsylvania                 19103
--------------------------------------------------------------------------------
     (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-1255
                                                                --------------

         Eric Miller, Esquire 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        December 15, 1999
                                                            -----------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b)
     ------
       X      on December 15, 1999 pursuant to paragraph (b)
     ------
              60 days after filing pursuant to paragraph (a)(1)
     ------
              on (date) pursuant to paragraph (a)(1)
     ------
              75 days afterfiling pursuant to paragraph (a)(2)
     ------
              on (date) pursuant to paragraph (a)(2) of Rule 485
     ------

If appropriate:
     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Cash Reserve, as successor issuer of Delaware Group Cash Reserve, Inc., is filing this amendment to the registration statement of Delaware Group Cash Reserve, Inc. and expressly adopts the registration statement of Delaware Group Cash Reserve, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---


This Post-Effective Amendment No. 45 to Registration File No. 2-60770 includes the following:


         1.       Facing Page

         2.       Contents Page

         3.       Part A--Prospectuses*

         4.       Part B--Statement of Additional Information**

         5.       Part C--Other Information

         6.       Signatures

         7.       Exhibits

* This filing contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Cash Reserve Fund Class A and Consultant Class dated May 30, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 485(b) on May 28, 1999. The Supplement to that Prospectus filed on August 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e). This filing also contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Cash Reserve Fund Class B and Class C dated May 30, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 485(b) on May 28, 1999. The Supplement to that Prospectus filed on August 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

** This filing contains a Supplement dated December 15, 1999 to the Statement of Additional Information for the Registrant dated May 30, 1999. That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 485(b) on May 28, 1999. The Supplement to the Statement of Additional Information filed on August 2, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                December 15, 1999

                           Delaware Cash Reserve Fund

                                Class B * Class C
                 Supplement to the Prospectus dated May 30, 1999

On December 15, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the Fund's investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Cash Reserve, Inc. to Delaware Group Cash Reserve.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus as follows:

From January 1, 1999 to September 30, 1999, the total return for the Class B shares of the Fund was 2.41%.

The Fund's return does not include the maximum Class B contingent deferred sales charge of 5.00%, which is normally deducted when you redeem shares. If that fee were included, the return would have been lower than the one described.

The Financial Highlights for each Class B share and each Class C share of the Fund for the six-month period ended September 30, 1999(1) (unaudited) are shown below.

                                          Delaware Cash Reserve Fund
----------------------------------------------------------------------------------------------------------------
                                                                               Class B             Class C
                                                                          ------------------- ------------------
Net asset value, beginning of period ..................................        $1.000              $1.000

Income from investment operations:
     Net investment income ............................................         0.016               0.016
                                                                               ------              ------
     Total from investment operations  ................................         0.016               0.016
                                                                               ------              ------

Less dividends:
     Dividends from net investment income .............................        (0.016)             (0.016)
                                                                               ------              ------
     Total dividends...................................................        (0.016)             (0.016)
                                                                               ------              ------

Net asset value, end of period  .......................................        $1.000              $1.000
                                                                               ======              ======

Total return(2) .......................................................         1.60%               1.61%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..........................       $36,392              $8,956
     Ratio of expenses to average net assets  .........................         1.91%               1.91%
     Ratio of net investment income to average net assets .............         3.21%               3.21%

-------------------------------------------------------------------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                December 15, 1999

                           Delaware Cash Reserve Fund

                           Class A * Consultant Class
                 Supplement to the Prospectus dated May 30, 1999

On December 15, 1999, the Fund was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the Fund's investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Cash Reserve, Inc. to Delaware Group Cash Reserve.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus as follows:

From January 1, 1999 to September 30, 1999, the total return for the Class A shares of the Fund was 3.18%.

The Financial Highlights for each Class A share and each Consultant Class share of the Fund for the six-month period ended September 30, 1999(1) (unaudited) are shown below.

                                          Delaware Cash Reserve Fund
----------------------------------------------------------------------------------------------------------------
                                                                               Class A         Consultant Class
                                                                          ------------------- ------------------
Net asset value, beginning of period ..................................         $1.000              $1.000

Income from investment operations:
     Net investment income.............................................          0.021               0.020
                                                                                ------              ------
     Total from investment operations .................................          0.021               0.020
                                                                                ------              ------

Less dividends:
     Dividends from net investment income  ............................         (0.021)             (0.020)
                                                                                ------              ------
     Total dividends ..................................................         (0.021)             (0.020)
                                                                                ------              ------

Net asset value, end of period ........................................         $1.000              $1.000
                                                                                ======              ======

Total return  .........................................................          2.12%               1.99%

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..........................       $609,667             $38,546
     Ratio of expenses to average net assets ..........................          0.91%               1.16%
     Ratio of net investment income to average net assets .............          4.21%               3.96%

-------------------------------------------------------------------------
1 Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                           Delaware Group Cash Reserve

                           Delaware Cash Reserve Fund

                 Class A * Class B * Class C * Consultant Class
                    Supplement to the Statement of Additional
                         Information dated May 30, 1999

The following supplements the discussion concerning the Fund's financial statements on page one and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Fund's Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

For purposes of illustration only, below are the current and effective yield quotations for each Class of the Fund for the seven-day period ended September 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The current yield quotations are calculated in the manner described in the SAI.

                                                                                                           Consultant Class
                                                   Class A Shares    Class B Shares       Class C Shares        Shares
Value of a hypothetical account with one
       share at the beginning of the period......  $1.00000000        $1.00000000         $1.00000000      $1.00000000

Value of the same account at the
       end of the period.........................  $1.0008683         $1.00067655         $1.00067655      $1.00082036
                                                    =========          ==========          ==========       ==========

Net change in account value......................   0.0008683(1)       0.00067655(1)       0.00067655(1)    0.00082036(1)

Base period return = net change in account
       value/beginning account value.............   0.0008683          0.00067655          0.00067655       0.00082036

Current yield [base period return x (365/7)].....   4.53%(2)           3.53%(2)            3.53%(2)         4.28%(2)
                                                    =====              =====               =====            =====

Effective yield (1 + base period) 365/7 - 1......   4.63%(3)           3.59%(3)            3.59%(3)         4.37%(3)
                                                    =====              =====               =====            =====

Weighted average life to maturity of the portfolio on September 30, 1999 was 51 days.

(1) This represents the net income per share for the seven calendar days ended September 30, 1999.
(2) This represents the average of annualized net investment income per share for the seven calendar days ended September 30, 1999.
(3) This represents the current yield for the seven calendar days ended September 30, 1999 compounded daily.

Below are the average annual total return quotations for each Class of the Fund through September 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The average annual total return quotations are calculated in the manner described in the SAI.

                                               Average Annual Total Return

------------------------------------------------------------------------------------------------------------------------------
                                                                           Class B Shares    Class C Shares    Class C Shares
                                         Consultant     Class B Shares       (Excluding        (Including        (Excluding
                                           Class          (Including          Deferred          Deferred          Deferred
                      Class A Shares       Shares          Deferred        Sales Charge)     Sales Charge)     Sales Charge)
                         (Inception      (inception   Sales Charge) (1)      (Inception        (Inception        (Inception
                          6/30/78)        3/10/88)    (Inception 5/2/94)      5/2/94)          11/29/95)         11/29/95)
------------------------------------------------------------------------------------------------------------------------------
1 year ended 9/30/99        4.32%         4.07%            -0.72%               3.29%             2.29%           3.29%
------------------------------------------------------------------------------------------------------------------------------

3 years ended               4.65%         4.39%             2.67%               3.61%             3.61%           3.61%
9/30/99
------------------------------------------------------------------------------------------------------------------------------

5 years ended               4.72%         4.46%             3.34%               3.69%             N/A               N/A
9/30/99
------------------------------------------------------------------------------------------------------------------------------

10 years ended              4.70%         4.44%               N/A                 N/A               N/A             N/A
9/30/99
------------------------------------------------------------------------------------------------------------------------------

15 years ended              5.58%         5.36%               N/A                 N/A               N/A             N/A
9/30/99
------------------------------------------------------------------------------------------------------------------------------

Life of Fund                7.43%         7.28%             3.42%               3.58%             3.61%           3.61%

------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows:
    (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

Below are the cumulative total return quotations for each Class of the Fund through September 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The cumulative total return quotations are calculated in the manner described in the SAI.

                                                 Cumulative Total Return

------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B Shares    Class C Shares    Class C Shares
                                       Consultant                           (Excluding        (Including        (Excluding
                                         Class         Class B Shares        Deferred          Deferred          Deferred
                    Class A Shares       Shares      (Including Deferred   Sales Charge)     Sales Charge)     Sales Charge)
                      (Inception       (Inception     Sales Charge) (1)     (Inception        (Inception        (Inception
                       6/30/78)         3/10/88)     (Inception 5/2/94)       5/2/94)          11/29/95)         11/29/95)
------------------------------------------------------------------------------------------------------------------------------
3 months ended           1.09%           1.02%              -3.17%             0.83%             -0.17%           0.83%
9/30/99
------------------------------------------------------------------------------------------------------------------------------

6 months ended           2.12%           1.99%              -2.40%             1.60%              0.61%           1.61%
9/30/99
------------------------------------------------------------------------------------------------------------------------------

9 months ended           3.18%           2.99%              -1.59%             2.41%              1.41%           2.41%
9/30/99
------------------------------------------------------------------------------------------------------------------------------

1 year ended             4.32%           4.07%              -0.72%             3.29%              2.29%           3.29%
9/30/99
------------------------------------------------------------------------------------------------------------------------------

3 years ended           14.61%          13.76%               8.23%            11.23%             11.23%          11.23%
9/30/99
------------------------------------------------------------------------------------------------------------------------------

5 years ended           25.96%          24.40%              17.84%            19.84%                N/A             N/A
9/30/99
------------------------------------------------------------------------------------------------------------------------------

10 years ended          58.23%          54.35%                 N/A               N/A                N/A             N/A
9/30/99
------------------------------------------------------------------------------------------------------------------------------

15 years ended         125.65%         118.78%                 N/A               N/A                N/A             N/A
9/30/99
------------------------------------------------------------------------------------------------------------------------------

Life of Fund           358.95%         344.96%              20.01%            21.01%             14.60%          14.60%

------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 30, 1999, the CDSC schedule for Class B Shares is as follows:
    (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year of purchase; (iii) 3% if shares are redeemed during the third or fourth year following purchase; (iv) 2% if shares are redeemed during the fifth year following purchase; (v) 1% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. The above performance figures are calculated using the new applicable CDSC schedule.

On December 15, 1999, Delaware Group Cash Reserve, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Cash Reserve. To reflect the reorganization, the language in the SAI is amended as follows:

         All references to the company's "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading General Information, concerning the organization of the Fund, shall be replaced by the following paragraph:

         The Fund is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act") and Rule 2a-7 under the 1940 Act. The Fund was created in 1977, organized as a Pennsylvania business trust in 1983 and reorganized as a Maryland corporation in 1990. On December 15, 1999, the Fund completed a reorganization that changed its state and form of organization from a Maryland corporation to a Delaware business trust called Delaware Group Cash Reserve.

         The first paragraph under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Fund, shall be replaced by the following paragraph:

         The Fund has an unlimited authorized number of shares of beneficial interest with no par value. The trustees are authorized to issue different series and classes of shares of beneficial interest. At present, only one series has been issued which offers shares of four classes -Delaware Cash Reserve Fund A Class (which was known as the Delaware Cash Reserve class from May 1992 to May 1994 and the original class prior to May 1992); Delaware Cash Reserve Fund Consultant Class (which was known as the Delaware Cash Reserve Consultant class from November 1992 to May 1994, the Delaware Cash Reserve (Institutional) class from May 1992 to November 1992 and the consultant class prior to May 1992); Delaware Cash Reserve Fund B Class and Delaware Cash Reserve Fund C Class.

                                     PART C

                                Other Information

Item 23. Exhibits

                  (a)      Agreement and Declaration of Trust

                           (1)      Agreement and Declaration of Trust
                                    (December 17, 1998) attached as Exhibit.

                           (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

                  (b)      By-Laws. By-Laws (December 17, 1998) attached as
                           Exhibit.

                  (c)      Copies of All Instruments Defining the Rights of
                           Holders

                           (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust which is attached as Exhibit
                                    (a)(1).

                           (2) By-Laws. Article II of the By-Laws which are attached as Exhibit (b).

                  (d) Investment Management Agreement. Form of Investment Management Agreement (December 1999) between Delaware Management Company, (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit.

                  (e)      (1)      Distribution Agreement

                                    (i)     Executed Distribution Agreement
                                            between Delaware Distributors, L.P.
                                            and the Registrant dated April 3,
                                            1995 incorporated into this filing
                                            by reference to Post-Effective
                                            Amendment No. 44 filed May 28, 1999.

                                    (ii)    Amendment No. 1 to Distribution
                                            Agreement between Delaware
                                            Distributors, L.P. and the
                                            Registrant dated November 29, 1995
                                            incorporated into this filing by
                                            reference to Post-Effective
                                            Amendment No. 44 filed May 28, 1999.

                           (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                           (3) Dealer's Agreement. Form of Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed November 20, 1995.

                           (4) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 30, 1996.

                  (f)      Bonus, Profit Sharing, Pension Contracts

                           (1) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed May 30, 1995.

                           (2) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 40 filed May 30, 1996.

                  (g)      Custodian Agreements

                           (1) Custodian Agreement (Module) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (2) Amendment to Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (3) Form of Letter adding Registrant to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                  (h)      Other Material Contracts

                           (1) Shareholders Services Agreement between Delaware Service Company and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 33 filed May 30, 1991.

                           (2) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 41 filed May 29, 1997, Post-Effective Amendment No. 42 filed May 29, 1998 and Post-Effective Amendment No. 43 filed March 26, 1999.

                  (i)      Opinion of Counsel.  Attached as Exhibit.

                  (j)      Consent of Auditors.  Attached as Exhibit.

                  (k)      Inapplicable.

                  (l) Initial Capital. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed May 16, 1983.

                  (m)**    Plans under Rule 12b-1

                           (1) Plan under Rule 12b-1 for Class B (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (2) Plan under Rule 12b-1 for Class C (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

                           (3) Plan under Rule 12b-1 for Consultant Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed May 28, 1999.

** Relates to Registrant's Delaware Cash Reserve B Class, Delaware Cash Reserve C Class and Delaware Cash Reserve Consultant Class only.

                  (n)      Inapplicable.

                  (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective No. 22 to the Registration Statement for Delaware Group Global & International Funds filed November 22, 1999.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 25. Indemnification. Article VI of the Bylaws which are attached as Exhibit (b).

Item 26.          Business and Other Connections of Investment Adviser

                  (a) Delaware Management Company ("Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

Item 27.          Principal Underwriters

                  (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                  (b) Information with respect to each director, officer or partner of the principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & Internal Funds filed November 22, 1999.

                  (c)      Not Applicable.

Item 28.          Location of Accounts and Records

                  All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.          Management Services.  None.

Item 30.          Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of December, 1999.

                                    DELAWARE GROUP CASH RESERVE

                                    By   /s/ David K. Downes
                                         ---------------------
                                         David K. Downes
                                         President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 Signature                                           Title                                       Date
---------------------------         --------------------------------------------        ------------------
/s/ David K. Downes                   President/Chief Executive Officer/                  December 14, 1999
-----------------------------         Chief Operating Officer/Chief
David K. Downes                       Financial Officer (Principal Executive
                                      Officer, Principal Financial Officer
                                      and Principal Accounting Officer)
                                      and Trustee


/s/Wayne A. Stork             *       Trustee                                             December 14, 1999
-------------------------------
Wayne A. Stork

/s/Walter P. Babich          *        Trustee                                             December 14, 1999
------------------------------
Walter P. Babich

/s/John H. Durham             *       Trustee                                             December 14, 1999
-------------------------------
John H. Durham

/s/Anthony D. Knerr           *       Trustee                                             December 14, 1999
-------------------------------
Anthony D. Knerr

/s/Ann R. Leven              *        Trustee                                             December 14, 1999
------------------------------
Ann R. Leven

/s/Thomas F. Madison         *        Trustee                                             December 14, 1999
------------------------------
Thomas F. Madison

/s/Charles E. Peck            *       Trustee                                             December 14, 1999
-------------------------------
Charles E. Peck

/s/Jan L. Yeomans             *       Trustee                                             December 14, 1999
-------------------------------
Jan L. Yeomans
                                                 * By: /s/David K. Downes
                                                       ------------------
                                                   David K. Downes
                                                   as Attorney-in-Fact for
                                                   each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549















                                    Exhibits

                                       to

                                    Form N-1A




















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.            Exhibit
-----------            -------

EX-99.A1               Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2               Certificate of Trust (December 17, 1998)

EX-99.B                By-Laws

EX-99.D1               Form of Investment Management Agreement (December
                       1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.I                Legal Opinion

EX-99.J                Consent of Auditors